Investment Risks - Canterbury Portfolio Thermostat Fund	Aug. 28, 2026
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Fund of Funds Structure Risks

ETF Provider Risk. The Fund’s relationships with ETF providers creates a potential but unlikely conflict of interest. The Fund typically uses ETFs from common providers such as State Street or iShares, which are known to be the largest ETF providers and the ones with some of the lowest fees. The Fund may use other providers who offer ETFs that offer a unique exposure that is not covered by the largest ETF providers. Oftentimes, providers will have duplicate or similar ETFs to each other, and the Fund must select between two similar ETFs. In making that choice, the Fund will consider the size of the ETF, its liquidity, and its fees, The potential conflict of risk arises from there being two similar ETFs, but one has slightly lower fees. In some cases, the Fund may choose the more “expensive” ETF (although still relatively inexpensive) due to the underlying weightings of the ETF holdings and the view that one ETF is better suited due to those weightings. Some providers may choose a more equal weight for the ETFs, while others may use a capitalization weight. Some providers, like First Trust, use an active weighting. The Fund has relationships with various ETF providers, and the Adviser considers several factors such as ETF structure and weights, liquidity, and fees in fulfilling its fiduciary obligations to fund shareholders.

Compounding Risk. Most of the Underlying ETFs in which the Fund invests have a single day investment objective to track performance of an index. Compounding risk is a risk that is common to all ETFs that attempt to track an index. The risk is that over longer periods of time, due to fees and small tracking errors, the difference in return of the ETF and the index that it seeks to track may compound and vary over time, The performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Fund of Funds Risk. To the extent that the Fund invests in ETFs, it is subject to the performance of the Underlying ETFs in which it invests. Because under normal circumstances the Fund will invest between 50% and 100% its assets in shares of Underlying ETFs, the Fund indirectly owns the investments made by the Underlying ETFs. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying ETFs. The Fund’s investment performance is affected by each Underlying ETF’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying ETF’s ability to meet its investment objective. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values (“NAV”) or an active market may not develop.

In addition, Fund shareholders indirectly bear the expenses charged by the Underlying ETFs. The Fund’s risks include the Underlying ETFs’ principal risks.

Investment Company Risk. The Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments, thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Limited Holdings Risk. Although the Fund is diversified, it may invest in a limited number of Underlying ETFs and listed securities of individual issuers. Investment in the securities of a limited number of issuers may expose the Fund to greater volatility, greater market risk and potentially greater market losses than if its investments were more broadly diversified in securities issued by a greater number of issuers. The Adviser may take substantial positions in the same security or groups of securities at the same time. This is because the Fund may simultaneously hold an ETF as well as underlying security of that ETF. The extreme example of this would be if the Fund elected to hold both Apple and the ETF XLK (Technology Select Sector SPDR Fund), which has 22% of its allocation in Apple. In this case, if the Fund held a 6% position in Apple and a 7% position in XLK, then the fund would have a 7.54% position in Apple by virtue of the two holdings. The risk is that there may be some overlap between some ETF holdings, or overlap between individual listed securities and ETFs held by the fund. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Investment Risks Common to the Fund’s Investments in ETFs and Individual Listed Securities

The risks identified below are common to the Fund’s Investments in ETFs and in individual listed securities. Such risks will be direct in the case of investments in individual listed securities, and indirect in the case of the Fund’s ETF investments. The risks of the Fund’s ETF investments will directly correspond to the risks of the Underlying ETFs in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying ETFs.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Asset Allocation Risk. The Fund’s allocation between and among Underlying ETFs with various asset classes and investments and direct investments in listed non-ETF securities may not produce the desired results.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions. Because of these risk factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Fixed Income Security Risk. Generally, fixed income securities are subject to the following investment risks:

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the proceeds may need to be invested in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues may be more volatile.

Credit Risk. The value of fixed income securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities.

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire fixed income securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests directly or indirectly in growth-oriented securities, the Adviser’s perception of the issuers’ growth potentials may be wrong, or the securities purchased may not perform as expected. Because of their perceived growth potential, growth stocks typically trade at higher price to earnings multiples. Generally, the value of growth stocks changes in response to the markets’ perceptions of the issuers’ growth potential and of the broader economic picture.

High Fees and Expenses Risk. The Fund’s expenses, encompassing its advisory fee and direct and indirect Fund operational expenses, are higher on a percentage basis than the average for comparable mutual funds. As a result, the Fund must achieve higher investment returns to offset sech expenses and provide competitive performance. There is no guarantee that such returns will be achieved.

With respect to the Fund’s investments in other registered investment companies, including mutual funds and exchange-traded funds (ETFs), Fund shareholders indirectly bear their proportionate share of the fees and expenses of such underlying funds. This layering of fees increases the Fund’s total cost of investing, which may reduce overall investment returns.

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock. An investment in larger companies, whether directly or through Underlying ETFs. is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s NAV and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile, and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. In accordance with the Fund’s methodology for adapting to variable markets, positions may change frequently, and the portfolio’s turnover would be likely to exceed 100% over the course of a year. In many cases, the securities being sold may be experiencing losses, and the Fund’s manager is active in harvesting tax losses which help offset realized capital gains. The realized net capital gains and distributions to the shareholders would be reduced and would result in a lower tax liability for shareholders. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance. The Fund anticipates that its portfolio turnover may exceed 100% on an annual basis as a result of turnover of Underlying ETFs and the individual listed securities held by the Fund, depending on market conditions. This may mean that, unless you invest through a tax-deferred account or are a tax-exempt investor, you may or may not have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests, either directly through investments in individual listed securities or indirectly through investments in the underlying ETFs. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Value Investing Risk. The Fund may be subject to value investing risk as a result of Underlying ETFs or individual listed securities held by the Fund. The determination that a security is undervalued is subjective. The market may not agree with the determination of the investment adviser of the ETF and the security’s price may not rise to what the investment adviser believes is its full fair value. The security may even decrease in value.

Investment Risks Unique to the Fund’s Investments in ETFs

Certain risks unique to the Fund’s Investments in the Underlying ETFs are described below.

Aggressive Investment Technique Risk. Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Because an Underlying ETF’s investment in such financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Derivatives Risk. The Underlying ETFs in which the Fund invests, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Index Tracking Error Risk. Index tracking error is the divergence of the Underlying ETF’s performance from that of the index it seeks to track (the “Underlying Index”). Tracking error may occur because of differences between the securities or other instruments held in the ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the ETF’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Index tracking error also may result because the ETF incurs fees and expenses, while the Underlying Index does not.

Inverse or Short Correlation Risk. If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds.

Mortgage-backed and Asset-backed Securities Risk. To the extent that an Underlying ETF invests in Mortgage-backed or Asset-backed securities, Fund shareholders may be indirectly subject to the risks of such investments Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on mortgage-backed securities will result in an unforeseen loss of interest income to investors as they may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

REIT and Real Estate-Related Investment Risk. To the extent that an Underlying ETF invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, they will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to fluctuations in general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social and economic trends.

Fund Of Funds Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Structure Risks

ETF Provider Risk. The Fund’s relationships with ETF providers creates a potential but unlikely conflict of interest. The Fund typically uses ETFs from common providers such as State Street or iShares, which are known to be the largest ETF providers and the ones with some of the lowest fees. The Fund may use other providers who offer ETFs that offer a unique exposure that is not covered by the largest ETF providers. Oftentimes, providers will have duplicate or similar ETFs to each other, and the Fund must select between two similar ETFs. In making that choice, the Fund will consider the size of the ETF, its liquidity, and its fees, The potential conflict of risk arises from there being two similar ETFs, but one has slightly lower fees. In some cases, the Fund may choose the more “expensive” ETF (although still relatively inexpensive) due to the underlying weightings of the ETF holdings and the view that one ETF is better suited due to those weightings. Some providers may choose a more equal weight for the ETFs, while others may use a capitalization weight. Some providers, like First Trust, use an active weighting. The Fund has relationships with various ETF providers, and the Adviser considers several factors such as ETF structure and weights, liquidity, and fees in fulfilling its fiduciary obligations to fund shareholders.

Compounding Risk. Most of the Underlying ETFs in which the Fund invests have a single day investment objective to track performance of an index. Compounding risk is a risk that is common to all ETFs that attempt to track an index. The risk is that over longer periods of time, due to fees and small tracking errors, the difference in return of the ETF and the index that it seeks to track may compound and vary over time, The performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Fund of Funds Risk. To the extent that the Fund invests in ETFs, it is subject to the performance of the Underlying ETFs in which it invests. Because under normal circumstances the Fund will invest between 50% and 100% its assets in shares of Underlying ETFs, the Fund indirectly owns the investments made by the Underlying ETFs. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying ETFs. The Fund’s investment performance is affected by each Underlying ETF’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying ETF’s ability to meet its investment objective. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values (“NAV”) or an active market may not develop.

In addition, Fund shareholders indirectly bear the expenses charged by the Underlying ETFs. The Fund’s risks include the Underlying ETFs’ principal risks.

Investment Company Risk. The Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments, thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Limited Holdings Risk. Although the Fund is diversified, it may invest in a limited number of Underlying ETFs and listed securities of individual issuers. Investment in the securities of a limited number of issuers may expose the Fund to greater volatility, greater market risk and potentially greater market losses than if its investments were more broadly diversified in securities issued by a greater number of issuers. The Adviser may take substantial positions in the same security or groups of securities at the same time. This is because the Fund may simultaneously hold an ETF as well as underlying security of that ETF. The extreme example of this would be if the Fund elected to hold both Apple and the ETF XLK (Technology Select Sector SPDR Fund), which has 22% of its allocation in Apple. In this case, if the Fund held a 6% position in Apple and a 7% position in XLK, then the fund would have a 7.54% position in Apple by virtue of the two holdings. The risk is that there may be some overlap between some ETF holdings, or overlap between individual listed securities and ETFs held by the fund. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

E T F Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Provider Risk. The Fund’s relationships with ETF providers creates a potential but unlikely conflict of interest. The Fund typically uses ETFs from common providers such as State Street or iShares, which are known to be the largest ETF providers and the ones with some of the lowest fees. The Fund may use other providers who offer ETFs that offer a unique exposure that is not covered by the largest ETF providers. Oftentimes, providers will have duplicate or similar ETFs to each other, and the Fund must select between two similar ETFs. In making that choice, the Fund will consider the size of the ETF, its liquidity, and its fees, The potential conflict of risk arises from there being two similar ETFs, but one has slightly lower fees. In some cases, the Fund may choose the more “expensive” ETF (although still relatively inexpensive) due to the underlying weightings of the ETF holdings and the view that one ETF is better suited due to those weightings. Some providers may choose a more equal weight for the ETFs, while others may use a capitalization weight. Some providers, like First Trust, use an active weighting. The Fund has relationships with various ETF providers, and the Adviser considers several factors such as ETF structure and weights, liquidity, and fees in fulfilling its fiduciary obligations to fund shareholders.

Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. Most of the Underlying ETFs in which the Fund invests have a single day investment objective to track performance of an index. Compounding risk is a risk that is common to all ETFs that attempt to track an index. The risk is that over longer periods of time, due to fees and small tracking errors, the difference in return of the ETF and the index that it seeks to track may compound and vary over time, The performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk. To the extent that the Fund invests in ETFs, it is subject to the performance of the Underlying ETFs in which it invests. Because under normal circumstances the Fund will invest between 50% and 100% its assets in shares of Underlying ETFs, the Fund indirectly owns the investments made by the Underlying ETFs. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying ETFs. The Fund’s investment performance is affected by each Underlying ETF’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying ETF’s ability to meet its investment objective. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values (“NAV”) or an active market may not develop.

In addition, Fund shareholders indirectly bear the expenses charged by the Underlying ETFs. The Fund’s risks include the Underlying ETFs’ principal risks.

Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. The Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments, thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Limited Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Holdings Risk. Although the Fund is diversified, it may invest in a limited number of Underlying ETFs and listed securities of individual issuers. Investment in the securities of a limited number of issuers may expose the Fund to greater volatility, greater market risk and potentially greater market losses than if its investments were more broadly diversified in securities issued by a greater number of issuers. The Adviser may take substantial positions in the same security or groups of securities at the same time. This is because the Fund may simultaneously hold an ETF as well as underlying security of that ETF. The extreme example of this would be if the Fund elected to hold both Apple and the ETF XLK (Technology Select Sector SPDR Fund), which has 22% of its allocation in Apple. In this case, if the Fund held a 6% position in Apple and a 7% position in XLK, then the fund would have a 7.54% position in Apple by virtue of the two holdings. The risk is that there may be some overlap between some ETF holdings, or overlap between individual listed securities and ETFs held by the fund. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Investment Risks Common To The Funds Investments In E T Fs And Individual Listed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risks Common to the Fund’s Investments in ETFs and Individual Listed Securities

The risks identified below are common to the Fund’s Investments in ETFs and in individual listed securities. Such risks will be direct in the case of investments in individual listed securities, and indirect in the case of the Fund’s ETF investments. The risks of the Fund’s ETF investments will directly correspond to the risks of the Underlying ETFs in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying ETFs.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Asset Allocation Risk. The Fund’s allocation between and among Underlying ETFs with various asset classes and investments and direct investments in listed non-ETF securities may not produce the desired results.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions. Because of these risk factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Fixed Income Security Risk. Generally, fixed income securities are subject to the following investment risks:

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the proceeds may need to be invested in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues may be more volatile.

Credit Risk. The value of fixed income securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities.

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire fixed income securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests directly or indirectly in growth-oriented securities, the Adviser’s perception of the issuers’ growth potentials may be wrong, or the securities purchased may not perform as expected. Because of their perceived growth potential, growth stocks typically trade at higher price to earnings multiples. Generally, the value of growth stocks changes in response to the markets’ perceptions of the issuers’ growth potential and of the broader economic picture.

High Fees and Expenses Risk. The Fund’s expenses, encompassing its advisory fee and direct and indirect Fund operational expenses, are higher on a percentage basis than the average for comparable mutual funds. As a result, the Fund must achieve higher investment returns to offset sech expenses and provide competitive performance. There is no guarantee that such returns will be achieved.

With respect to the Fund’s investments in other registered investment companies, including mutual funds and exchange-traded funds (ETFs), Fund shareholders indirectly bear their proportionate share of the fees and expenses of such underlying funds. This layering of fees increases the Fund’s total cost of investing, which may reduce overall investment returns.

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock. An investment in larger companies, whether directly or through Underlying ETFs. is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s NAV and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile, and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. In accordance with the Fund’s methodology for adapting to variable markets, positions may change frequently, and the portfolio’s turnover would be likely to exceed 100% over the course of a year. In many cases, the securities being sold may be experiencing losses, and the Fund’s manager is active in harvesting tax losses which help offset realized capital gains. The realized net capital gains and distributions to the shareholders would be reduced and would result in a lower tax liability for shareholders. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance. The Fund anticipates that its portfolio turnover may exceed 100% on an annual basis as a result of turnover of Underlying ETFs and the individual listed securities held by the Fund, depending on market conditions. This may mean that, unless you invest through a tax-deferred account or are a tax-exempt investor, you may or may not have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests, either directly through investments in individual listed securities or indirectly through investments in the underlying ETFs. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Value Investing Risk. The Fund may be subject to value investing risk as a result of Underlying ETFs or individual listed securities held by the Fund. The determination that a security is undervalued is subjective. The market may not agree with the determination of the investment adviser of the ETF and the security’s price may not rise to what the investment adviser believes is its full fair value. The security may even decrease in value.

Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund’s allocation between and among Underlying ETFs with various asset classes and investments and direct investments in listed non-ETF securities may not produce the desired results.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions. Because of these risk factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Fixed Income Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Security Risk. Generally, fixed income securities are subject to the following investment risks:

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the proceeds may need to be invested in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues may be more volatile.

Credit Risk. The value of fixed income securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities.

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire fixed income securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the proceeds may need to be invested in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues may be more volatile.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The value of fixed income securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities.
Prepayment Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire fixed income securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Non Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Foreign Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests directly or indirectly in growth-oriented securities, the Adviser’s perception of the issuers’ growth potentials may be wrong, or the securities purchased may not perform as expected. Because of their perceived growth potential, growth stocks typically trade at higher price to earnings multiples. Generally, the value of growth stocks changes in response to the markets’ perceptions of the issuers’ growth potential and of the broader economic picture.

High Fees And Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Fees and Expenses Risk. The Fund’s expenses, encompassing its advisory fee and direct and indirect Fund operational expenses, are higher on a percentage basis than the average for comparable mutual funds. As a result, the Fund must achieve higher investment returns to offset sech expenses and provide competitive performance. There is no guarantee that such returns will be achieved.

With respect to the Fund’s investments in other registered investment companies, including mutual funds and exchange-traded funds (ETFs), Fund shareholders indirectly bear their proportionate share of the fees and expenses of such underlying funds. This layering of fees increases the Fund’s total cost of investing, which may reduce overall investment returns.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock. An investment in larger companies, whether directly or through Underlying ETFs. is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s NAV and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Medium Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile, and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. In accordance with the Fund’s methodology for adapting to variable markets, positions may change frequently, and the portfolio’s turnover would be likely to exceed 100% over the course of a year. In many cases, the securities being sold may be experiencing losses, and the Fund’s manager is active in harvesting tax losses which help offset realized capital gains. The realized net capital gains and distributions to the shareholders would be reduced and would result in a lower tax liability for shareholders. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance. The Fund anticipates that its portfolio turnover may exceed 100% on an annual basis as a result of turnover of Underlying ETFs and the individual listed securities held by the Fund, depending on market conditions. This may mean that, unless you invest through a tax-deferred account or are a tax-exempt investor, you may or may not have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests, either directly through investments in individual listed securities or indirectly through investments in the underlying ETFs. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

U S Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The Fund may be subject to value investing risk as a result of Underlying ETFs or individual listed securities held by the Fund. The determination that a security is undervalued is subjective. The market may not agree with the determination of the investment adviser of the ETF and the security’s price may not rise to what the investment adviser believes is its full fair value. The security may even decrease in value.

Investment Risks Unique To The Funds Investments In E T Fs [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risks Unique to the Fund’s Investments in ETFs

Certain risks unique to the Fund’s Investments in the Underlying ETFs are described below.

Aggressive Investment Technique Risk. Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Because an Underlying ETF’s investment in such financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Derivatives Risk. The Underlying ETFs in which the Fund invests, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Index Tracking Error Risk. Index tracking error is the divergence of the Underlying ETF’s performance from that of the index it seeks to track (the “Underlying Index”). Tracking error may occur because of differences between the securities or other instruments held in the ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the ETF’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Index tracking error also may result because the ETF incurs fees and expenses, while the Underlying Index does not.

Inverse or Short Correlation Risk. If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds.

Mortgage-backed and Asset-backed Securities Risk. To the extent that an Underlying ETF invests in Mortgage-backed or Asset-backed securities, Fund shareholders may be indirectly subject to the risks of such investments Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on mortgage-backed securities will result in an unforeseen loss of interest income to investors as they may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

REIT and Real Estate-Related Investment Risk. To the extent that an Underlying ETF invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, they will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to fluctuations in general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social and economic trends.

Aggressive Investment Technique Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Aggressive Investment Technique Risk. Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Because an Underlying ETF’s investment in such financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Underlying ETFs in which the Fund invests, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Index Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Error Risk. Index tracking error is the divergence of the Underlying ETF’s performance from that of the index it seeks to track (the “Underlying Index”). Tracking error may occur because of differences between the securities or other instruments held in the ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the ETF’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Index tracking error also may result because the ETF incurs fees and expenses, while the Underlying Index does not.

Inverse Or Short Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse or Short Correlation Risk. If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds.

Mortgage Backed And Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-backed and Asset-backed Securities Risk. To the extent that an Underlying ETF invests in Mortgage-backed or Asset-backed securities, Fund shareholders may be indirectly subject to the risks of such investments Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on mortgage-backed securities will result in an unforeseen loss of interest income to investors as they may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

R E I T And Real Estate Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT and Real Estate-Related Investment Risk. To the extent that an Underlying ETF invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, they will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to fluctuations in general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social and economic trends.